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April 28, 2026

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Jackson National Life Insurance Company of New York JNLNY Separate Account I (“Registrant”) File Nos. 333-228806 and 811-08401

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus and statement of additional information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please call me at (517) 367-3813.

Very truly yours,

/s/ JENNIFER GRAU

Jennifer Grau
Senior Attorney,
Insurance Legal & Product Development

Jackson® is the marketing name for Jackson National Life Insurance Company® (Home Office: Lansing, Michigan) and Jackson National Life Insurance Company of New York® (Home Office: Purchase, New York).